BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Accounting Policies [Abstract]
FDIC insured amount	$ 250
Uninsured cash balances	$ 2,988